Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
June 30, 2025
Z55-NPRT1-0825
1.9884250.108
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	539	4,159
Fidelity Series International Credit Fund (a)	5	42
Fidelity Series Long-Term Treasury Bond Index Fund (a)	491,937	2,646,621
TOTAL BOND FUNDS (Cost $2,809,994)		2,650,822

Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	238,744	4,934,830
Fidelity Series Large Cap Growth Index Fund (a)	117,966	3,174,453
Fidelity Series Large Cap Stock Fund (a)	113,581	2,940,606
Fidelity Series Large Cap Value Index Fund (a)	345,466	5,959,295
Fidelity Series Small Cap Core Fund (a)	113,795	1,326,845
Fidelity Series Small Cap Opportunities Fund (a)	42,156	615,901
Fidelity Series Value Discovery Fund (a)	131,908	2,132,944
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,614,738)		21,084,874

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	68,005	1,250,612
Fidelity Series Emerging Markets Fund (a)	103,719	1,058,973
Fidelity Series Emerging Markets Opportunities Fund (a)	197,866	4,238,298
Fidelity Series International Growth Fund (a)	152,237	3,021,895
Fidelity Series International Index Fund (a)	79,726	1,140,088
Fidelity Series International Small Cap Fund (a)	26,976	535,212
Fidelity Series International Value Fund (a)	197,165	3,010,712
Fidelity Series Overseas Fund (a)	186,561	3,022,289
Fidelity Series Select International Small Cap Fund (a)	2,492	33,188
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,232,791)		17,311,267

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $408,003)	41,010	407,644

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $174,648)	4.42	174,648	174,648

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $32,240,174)	41,629,255
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	41,629,255

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,713	832	369	14	(3)	(14)	4,159	539
Fidelity Series Blue Chip Growth Fund	4,389,647	377,836	675,194	-	11,349	831,192	4,934,830	238,744
Fidelity Series Canada Fund	1,121,304	125,488	153,104	-	930	155,994	1,250,612	68,005
Fidelity Series Corporate Bond Fund	2,883	7,447	10,474	31	134	10	-	-
Fidelity Series Emerging Markets Fund	948,275	140,280	131,203	-	(848)	102,469	1,058,973	103,719
Fidelity Series Emerging Markets Opportunities Fund	3,795,248	540,454	518,979	-	3,355	418,220	4,238,298	197,866
Fidelity Series Government Bond Index Fund	4,669	13,101	17,964	41	201	(7)	-	-
Fidelity Series Government Money Market Fund	-	238,523	63,875	1,750	-	-	174,648	174,648
Fidelity Series International Credit Fund	40	2	-	1	-	-	42	5
Fidelity Series International Developed Markets Bond Index Fund	-	20,088	20,345	-	257	-	-	-
Fidelity Series International Growth Fund	2,630,204	291,560	208,885	-	2,997	306,019	3,021,895	152,237
Fidelity Series International Index Fund	996,917	129,679	110,048	-	6,017	117,523	1,140,088	79,726
Fidelity Series International Small Cap Fund	487,345	27,734	67,536	-	4,856	82,813	535,212	26,976
Fidelity Series International Value Fund	2,614,416	368,815	317,165	-	25,705	318,941	3,010,712	197,165
Fidelity Series Investment Grade Bond Fund	4,432	12,535	16,964	48	(3)	-	-	-
Fidelity Series Investment Grade Securitized Fund	2,789	7,136	10,041	28	118	(2)	-	-
Fidelity Series Large Cap Growth Index Fund	2,823,848	256,617	381,702	4,272	9,074	466,616	3,174,453	117,966
Fidelity Series Large Cap Stock Fund	2,607,051	241,945	305,002	-	8,345	388,267	2,940,606	113,581
Fidelity Series Large Cap Value Index Fund	5,364,435	879,852	499,266	-	(4,821)	219,095	5,959,295	345,466
Fidelity Series Long-Term Treasury Bond Index Fund	2,542,186	540,304	372,862	22,826	(55,104)	(7,903)	2,646,621	491,937
Fidelity Series Overseas Fund	2,618,499	325,421	276,595	-	12,593	342,371	3,022,289	186,561
Fidelity Series Select International Small Cap Fund	6,672	28,323	6,275	-	451	4,017	33,188	2,492
Fidelity Series Small Cap Core Fund	1,231,858	102,475	98,416	-	(10,811)	101,739	1,326,845	113,795
Fidelity Series Small Cap Opportunities Fund	547,751	60,873	43,892	-	(1,808)	52,977	615,901	42,156
Fidelity Series Treasury Bill Index Fund	-	560,386	152,246	3,952	(137)	(359)	407,644	41,010
Fidelity Series Value Discovery Fund	1,925,427	320,315	172,985	-	(1,464)	61,651	2,132,944	131,908
	36,669,609	5,618,021	4,631,387	32,963	11,383	3,961,629	41,629,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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